Stock-Based Compensation - Summary of Activity related to RSA Stock-Based Payment Awards (Detail) - Restricted Stock Awards - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Unvested balance at beginning of period	1,335,349	856,438
Number of shares, Granted	432,301	778,141
Number of shares, Vested	(455,626)	(299,230)
Number of shares, Unvested balance at end of period	1,312,024	1,335,349
Weighted-average grant date fair value, Unvested balance	$ 1.42	$ 0.74
Weighted-average grant date fair value, Granted	3.26	1.89
Weighted-average grant date fair value, Vested	1.40	0.68
Weighted-average grant date fair value, Unvested balance	$ 2.03	$ 1.42